Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
% social security contributions	47.13%	47.13%	47.13%
Salary increases	2.50%	2.50%	2.50%
Discount rate	3.81%	3.44%	3.53%
Retirement age	66 years	66 years	66 years